Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 15, 2011
Eagle International Equity Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[2]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)
Net Expenses	rr_NetExpensesOverAssets	1.09%
Year 1	rr_ExpenseExampleYear01	111
Year 3	rr_ExpenseExampleYear03	480
Year 5	rr_ExpenseExampleYear05	874
Year 10	rr_ExpenseExampleYear10	1,978
Eagle International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(25.25%)
Annual Return 2002	rr_AnnualReturn2002	(16.27%)
Annual Return 2003	rr_AnnualReturn2003	30.89%
Annual Return 2004	rr_AnnualReturn2004	21.40%
Annual Return 2005	rr_AnnualReturn2005	17.63%
Annual Return 2006	rr_AnnualReturn2006	29.31%
Annual Return 2007	rr_AnnualReturn2007	16.23%
Annual Return 2008	rr_AnnualReturn2008	(43.81%)
Annual Return 2009	rr_AnnualReturn2009	21.10%
Annual Return 2010	rr_AnnualReturn2010	7.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return (Class A shares) as of June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
1-yr	rr_AverageAnnualReturnYear01	2.01%
5-yr	rr_AverageAnnualReturnYear05	0.85%
10-yr	rr_AverageAnnualReturnYear10	2.01%
Eagle International Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
1-yr	rr_AverageAnnualReturnYear01	1.65%
5-yr	rr_AverageAnnualReturnYear05	(0.09%)
10-yr	rr_AverageAnnualReturnYear10	1.28%
Eagle International Equity Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1995
1-yr	rr_AverageAnnualReturnYear01	1.78%
5-yr	rr_AverageAnnualReturnYear05	0.57%
10-yr	rr_AverageAnnualReturnYear10	1.54%
Eagle International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF INTERNATIONAL EQUITY FUND | 8.15.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle International Equity Fund ("International Equity Fund" or the "fund") seeks capital appreciation principally through investment in a portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 15, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
During normal market conditions, the International Equity Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of foreign issuers and depository receipts representing the securities of foreign issuers. The fund invests primarily in equity securities of foreign companies that the portfolio managers believe have the potential to capitalize on worldwide growth trends and global changes. The fund may invest in securities traded on any securities market in the world. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock and depository receipts. The fund also may invest in exchange-traded index funds based on foreign indices as well as precious metal-related instruments in the form of equities and asset-backed securities.

The fund normally invests at least 50% of its investment portfolio in securities traded in developed foreign securities markets. The fund also may: (1) invest up to 35% of its assets in emerging markets, which are those countries whose markets are not yet highly developed; (2) invest in foreign currency and purchase and sell forward foreign currency contracts and futures contracts to improve its returns or protect its assets; and/or (3) reduce foreign currency risk by hedging some or all of the fund's foreign currency exposure back into the U.S. dollar. When purchasing securities in developed markets, the fund's portfolio managers focus on individual companies instead of the economy as a whole. However, when purchasing securities in emerging markets, the fund's portfolio managers focus on the significance of macro-economic factors.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
Derivative risk is the risk that the strategy used in purchasing futures contracts, forward foreign currency contract and options on futures may not succeed;

  Emerging markets risk arises because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and developed markets. Additionally, risk arises because investing in emerging markets has greater social, political and economic uncertainty, dependence on foreign aid and a limited number of buyers;

Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions, custodial arrangements or foreign law changes;
Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time.

Market timing risk arises because a fund's value may be affected by market timing, especially in high-yield, small-cap and foreign securities;

  Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations;

Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction and tax costs;
Precious metal-related instruments can fluctuate due to economic cycles, the devaluation of currency, changes in inflation and interest rates and government regulation of metal sales.
Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and
Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Returns for Class R-6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R-6 shares do not have the same expenses as Class A shares.

 Year to date total return (Class A shares) as of June 30, 2011 was 1.34% (not annualized).

During 10 year period: (Class A Shares)	Return	Quarter ended
Best Quarter	19.68%	June 30, 2009
Worst Quarter	(20.73)%	September 30, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Eagle International Equity Fund | MSCI ACWI-ex US Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	11.15%
5-yr	rr_AverageAnnualReturnYear05	4.82%
10-yr	rr_AverageAnnualReturnYear10	5.54%

[1]	Acquired Fund Fees and Expenses are fees incurred indirectly by the fund as a result of investment in certain pooled investment vehicles, such as mutual funds
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 1.05% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.